Loans (Details) - Schedule of Purchased Loans - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
One-to four-family [Member] | Residential Real Estate [Member]
Schedule of Purchased Loans [Line Items]
One- to four-family	$ 175	$ 196